Income tax expense - Details of Temporary differences unused tax losses and credits (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2025		Dec. 31, 2024		Dec. 31, 2023
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance		₩ (785,886)		₩ (376,945)		₩ 77,500
Changes in deferred tax liability (asset) [abstract]
Business combination		435,999		(544)		(11,593)
Recognized as income (expense)		332,763		(426,525)		(218,184)
Recognized as other comprehensive income (expense)		(72,969)		18,128		(224,668)
Others		(1,085)
Ending balance		(91,178)		(785,886)		(376,945)
Deferred tax liability asset arising from Unused tax losses		₩ 318,085		₩ 12,507		₩ 1,998
Description of composition of other termporary differences		Among the deferred tax assets and liabilities classified as ‘Others,’ the deferred tax asset arising from unused tax losses amounts to 318,085 million won.		Among the deferred tax assets and liabilities classified as ‘Others’, the deferred tax asset arising from unused tax losses amounts to 12,507 million won.		Among the deferred tax assets and liabilities classified as ‘Others,’ the deferred tax asset arising from unused tax losses amounts to 1,998 million Won.
Gain (loss) on financial assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance		₩ (252,454)		₩ (157,394)		₩ 373,145
Changes in deferred tax liability (asset) [abstract]
Business combination		417,200		0		0
Recognized as income (expense)		41,158		(110,523)		(272,072)
Recognized as other comprehensive income (expense)		459,475		15,463		(258,467)
Others		0
Ending balance		665,379		(252,454)		(157,394)
Gain (loss) on valuation using the equity method of accounting
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance		(17,155)		(10,372)		20,555
Changes in deferred tax liability (asset) [abstract]
Business combination		0		0		0
Recognized as income (expense)		(19,487)		(8,391)		(35,357)
Recognized as other comprehensive income (expense)		1,198		1,608		4,430
Others		0
Ending balance		(35,444)		(17,155)		(10,372)
Gain (loss) on valuation of derivatives
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance		(253,552)		35,812		10,617
Changes in deferred tax liability (asset) [abstract]
Business combination		1,679		0		0
Recognized as income (expense)		123,880		(289,117)		24,869
Recognized as other comprehensive income (expense)		58,393		(247)		326
Others		0
Ending balance		(69,600)		(253,552)		35,812
Accrued income
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance		(116,680)		(132,938)		(90,330)
Changes in deferred tax liability (asset) [abstract]
Business combination		(218,608)		0		0
Recognized as income (expense)		(21,577)		16,258		(42,608)
Recognized as other comprehensive income (expense)		0		0		0
Others		0
Ending balance		(356,865)		(116,680)		(132,938)
Provision for loan losses
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance		82,484		40,988		(20,105)
Changes in deferred tax liability (asset) [abstract]
Business combination		0		0		0
Recognized as income (expense)		27,327		41,496		61,093
Recognized as other comprehensive income (expense)		0		0		0
Others		0
Ending balance		109,811		82,484		40,988
Loan and receivables written off
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance		8,703		9,772		7,926
Changes in deferred tax liability (asset) [abstract]
Business combination		0		0		0
Recognized as income (expense)		1,012		(1,069)		1,846
Recognized as other comprehensive income (expense)		0		0		0
Others		0
Ending balance		9,715		8,703		9,772
Loan origination costs and fees
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance		(180,192)		(173,417)		(169,093)
Changes in deferred tax liability (asset) [abstract]
Business combination		(492)		0		0
Recognized as income (expense)		33,131		(6,775)		(4,324)
Recognized as other comprehensive income (expense)		0		0		0
Others		0
Ending balance		(147,553)		(180,192)		(173,417)
Defined benefit liability
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance		478,393		427,265		369,785
Changes in deferred tax liability (asset) [abstract]
Business combination		12,301		0		0
Recognized as income (expense)		52,063		29,008		29,308
Recognized as other comprehensive income (expense)		6,714		22,120		28,172
Others		0
Ending balance		549,471		478,393		427,265
Deposits with employee retirement insurance trust
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance		(499,604)		(499,718)		(450,222)
Changes in deferred tax liability (asset) [abstract]
Business combination		(52)		0		0
Recognized as income (expense)		(81,932)		(400)		(50,044)
Recognized as other comprehensive income (expense)		64		514		548
Others		0
Ending balance		(581,524)		(499,604)		(499,718)
Provision for guarantee
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance		5,800		8,274		8,328
Changes in deferred tax liability (asset) [abstract]
Business combination		0		0		0
Recognized as income (expense)		1,207		(2,474)		(54)
Recognized as other comprehensive income (expense)		0		0		0
Others		0
Ending balance		7,007		5,800		8,274
Other provision
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance		131,547		179,117		87,229
Changes in deferred tax liability (asset) [abstract]
Business combination		(491)		0		0
Recognized as income (expense)		28,563		(47,570)		91,888
Recognized as other comprehensive income (expense)		0		0		0
Others		0
Ending balance		159,619		131,547		179,117
Net financial gain (loss) on insurance contract assets (liabilities)
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance		0
Changes in deferred tax liability (asset) [abstract]
Business combination		194,666
Recognized as income (expense)		(75,169)
Recognized as other comprehensive income (expense)		(609,063)
Others		0
Ending balance		(489,566)		0
Net financial gain (loss) on reinsurance contract assets (liabilities)
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance		0
Changes in deferred tax liability (asset) [abstract]
Business combination		(24,384)
Recognized as income (expense)		33,142
Recognized as other comprehensive income (expense)		4,525
Others		0
Ending balance		13,283		0
Others
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance		(173,176)	[1],[2]	(104,334)	[2],[3]	(70,335)	[3]
Changes in deferred tax liability (asset) [abstract]
Business combination		54,180	[1]	(544)	[2]	(11,593)	[3]
Recognized as income (expense)		189,445	[1]	(46,968)	[2]	(22,729)	[3]
Recognized as other comprehensive income (expense)		5,725	[1]	(21,330)	[2]	323	[3]
Others	[1]	(1,085)
Ending balance		₩ 75,089	[1]	₩ (173,176)	[1],[2]	₩ (104,334)	[2],[3]

[1]	Among the deferred tax assets and liabilities classified as ‘Others,’ the deferred tax asset arising from unused tax losses amounts to 318,085 million won.
[2]	Among the deferred tax assets and liabilities classified as ‘Others’, the deferred tax asset arising from unused tax losses amounts to 12,507 million won.
[3]	Among the deferred tax assets and liabilities classified as ‘Others,’ the deferred tax asset arising from unused tax losses amounts to 1,998 million Won.